INTANGIBLE ASSETS (Schedule of Patents) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Jun. 11, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 1,236,904	$ 1,184,882	$ 315,000	$ 787,403
Less: Accumulated amortization	307,423	246,643		181,628
Intangible assets - net	$ 929,481	$ 938,239		$ 605,775